UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:             Roumell Asset Management, LLC
     Address:          2 Wisconsin Circle
                       Suite 660
                       Chevy Chase, MD 20815
     13F File Number:  028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  James Roumell
Title:                 President
Phone:                 301-656-8500
Signature,             Place,                       and Date of Signing:
James Roumell          Chevy Chase, Maryland        February 14, 2008

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      36
Form 13F Information Table Value Total:      $200962

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
			  	TITLE		         VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER	   VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      CUSIP	(x$1000)PRN AMT	PRN CALL DSCRETN  MGRS	SOLE	SHARED	NONE
----------------------------	---------- -----------	-------	-------	--- ---- -------- -----	------	------	------
AMERICAN EQTY INVT LIFE HLDG	COM	    025676206	3833	462375	SH	SOLE			462375
AMERICAN STRATEGIC INC		COM	    030098107	389	36700	SH	SOLE			36700
ASSURED GUARANTY LTD		COM	    G0585R106	2935	110575	SH	SOLE			110575
BANCTRUST FINL GP		COM	    05978R107	3943	325884	SH	SOLE			325884
CAPITAL SOUTHWEST CO    	COM	    140501107	349	2947	SH	SOLE			2947
CASTLEPOINT HLDGS LTD		COM	    G19522112	5573	464450	SH	SOLE			464450
CATAPULT COMMUNICATIONS CORP	COM	    149016107	2105	278850	SH	SOLE			278850
CITIGROUP INC			COM	    172967101	4281	145400	SH	SOLE			145400
CONCORD CAMERA CORP		COM NEW	    206156200	243	77001	SH	SOLE			77001
DRESS BARN INC			COM	    261570105	4485	358525	SH	SOLE			358525
ENTERTAINMENT DIST CO INC	COM	    29382J105	1854	2767363	SH	SOLE			2767363
FIRST POTOMAC REALTY TR    	COM	    33610F109	6903	399275	SH	SOLE			399275
FRANKLIN UNVL TRSH BEN		SH BEN INT  355145103	1579	228538	SH	SOLE			228538
HARRIS STRATEX NETWORKS INC	CL A	    41457P106	5205	311679	SH	SOLE			311679
INFOCUS CORP			COM	    45665B106	3303	1814607	SH	SOLE			1814607
IXIA				COM	    45071R109	4410	465200	SH	SOLE			465200
KVH INDUSTRIES INC		COM	    482738101	9331	1157700	SH	SOLE			1157700
LEGG MASON INC			COM	    524901105	10467	143084	SH	SOLE			143084
MAX CAPITAL GROUP LTD		SHS	    G6052F103	6372	227650	SH	SOLE			227650
MFS CHARTER INCOME TR		SH BEN INT  552727109	4304	524200	SH	SOLE			524200
MFS INTERMARKET INCOME TRUST	SH BEN INT  59318R103	2104	259750	SH	SOLE			259750
NABORS INDUSTRIES LTD NEW    	COM	    G6359F103	8590	313625	SH	SOLE			313625
OPNET TECHNOLOGIES INC		COM	    683757108	5207	574771	SH	SOLE			574771
PHOENIX COS INC NEW	    	COM	    71902E109	6918	582814	SH	SOLE			582814
PMI GROUP INC			COM	    69344M101	4466	336280	SH	SOLE			336280
PUTNAM HIGH YIELD MUN   	SH BEN INT  746781103	6168	922035	SH	SOLE			922035
QAD INCORPORATED        	COM	    74727D108	8811    995229	SH	SOLE			995229
RAM HOLDINGS LTD		SHS	    G7496G103	2496	505225	SH	SOLE			505225
RMR ASIA REAL ESTATE FUND	COM BEN INT 74964Q101	3782	250940	SH	SOLE			250940
TECUMSEH PRODS CO		CL B	    878895101	1213	61550	SH	SOLE			61550
TEJON RANCH CO DEL		COM	    879080109	16165	395718	SH	SOLE			395718
TOLLGRADE COMMUNICATIONS INC	COM	    889542906	4692	585096	SH	SOLE			585096
VALUEVISION INTL INC		CL A	    92047K107	2876	457185	SH	SOLE			457185
VAN KAMPEN DYNAMIC CREDIT OP	COM	    921151106	14056	871978	SH	SOLE			871978
WESTERN ASSET MGD HI INCM OPP	COM	    95766L107	227	39600	SH	SOLE			39600
WHIRLPOOL CORP			COM	    963320106	7505	91940	SH	SOLE			91940